Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In response to Item 402(x)(1) of Regulation S-K, we have not granted new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of a Quarterly Report on Form 10-Q, Annual Report on Form 10-K, or Current Report on Form 8-K that discloses material nonpublic information. While the Company does not have a formal policy in place, it is the Company's practice to typically award equity grants to executive officers and non-employee directors at the beginning of each fiscal year, subject to the Company not being in possession of any material non-public information.

Award Timing Method	While the Company does not have a formal policy in place, it is the Company's practice to typically award equity grants to executive officers and non-employee directors at the beginning of each fiscal year, subject to the Company not being in possession of any material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false